SCHEDULE OF SHARE BASED PAYMENTS EXPENSE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Equity [Abstract]
Employees and directors share-based payments	$ 2,950,000	$ 92,000
Stock options and warrants issued for services	2,100,000	12,000
Shares issued for services	42,000	193,000
Total share based payments expenses	$ 5,092,000	$ 297,000